Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Landfill customer	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 USD ($) Landfill
Variable Interest Entity [Line Items]
Number of customers representing 5% of more of total accounts receivable | customer			0	0
Percentage of accounts receivable, more than 5%			5.00%	5.00%
Leased landfill sold | Landfill					1
Post-closure period			30 years
Average period changes in historical consumer price index			25 years
Historical rate of consumer price index			2.50%
Weighted-average rate applicable to asset retirement obligations, minimum			6.40%
Weighted-average rate applicable to asset retirement obligations, maximum			10.50%
Active landfills | Landfill			39
Asset impairment	$ 0	$ 6,400,000	$ 6,400,000	$ 5,300,000	$ 25,500,000
Total interest cost	$ 68,600,000	$ 69,800,000	138,000,000	141,500,000	163,100,000
Interest capitalized			900,000	1,600,000	600,000
Debt costs capitalized				1,300,000	22,900,000
Goodwill impairment charges			0	0	0
Impairments of intangible assets			$ 0	2,700,000	600,000
Deemed Permitted Airspace
Variable Interest Entity [Line Items]
Active landfills | Landfill			15
Landfill Site Costs
Variable Interest Entity [Line Items]
Landfill site costs			$ 0
Asset impairment			0	0	$ 0
Adjustments for New Accounting Principle, Early Adoption | Other assets, net
Variable Interest Entity [Line Items]
Deferred finance costs			(48,400,000)	(60,600,000)
Adjustments for New Accounting Principle, Early Adoption | Long-term debt
Variable Interest Entity [Line Items]
Deferred finance costs			$ (48,400,000)	$ (60,600,000)